Fees Summary	Jul. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,000
Previously Paid Amount	0.00
Total Fee Amount	1.84
Total Offset Amount	0.00
Net Fee	1.84
Narrative - Max Aggregate Offering Price	$ 12,000
Final Prospectus	true